Annual Operating Expenses {- Fidelity OTC K6 Portfolio} - 07.31 Fidelity OTC K6 Portfolio PRO-05 - Fidelity OTC K6 Portfolio - Fidelity OTC K6 Portfolio	Sep. 29, 2022
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%